Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LORD ASSET MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Thomas White Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - THOMAS WHITE EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	FUND OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Thomas White Emerging Markets Fund (the "Fund") is long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses After Fee Deferral/Expense Reimbursement (Recoupment) shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Without AFFE, the Total Annual Fund Operating Expenses After Fee Deferral/Expense Reimbursement (Recoupment) for Investor Class and Class I shares would have been 1.34% and 1.09%, respectively.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee deferral/expense reimbursement agreement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily (at least 80% of its net assets plus borrowings for investment purposes, if any) in securities of companies located in or whose businesses are closely associated with the world's emerging markets countries. In determining whether a company is located in or associated with an emerging market country, the Advisor will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets; or (iv) country where the company derives at least half of its revenue or profits. An "emerging markets" country includes: (i) any country having an economy or market that is considered by the International Monetary Fund or World Bank to be developing or (ii) is a recent (within 2 years) or current index member in the Morgan Stanley Capital International Emerging Markets Index (the "MSCI Emerging Markets Index"), the Fund's benchmark. Shareholders will be given at least 60 days' advance notice of any change to the 80% policy regarding investments in emerging markets countries.

The Fund may invest up to 20% of its net assets in securities of companies located in or whose businesses are closely associated with countries that do not meet the above qualifications for an emerging markets country, which may include other less developed countries (sometimes known as "frontier market" countries) as well as developed market countries, including the U.S.

With respect to the Fund's investments in equity securities (which consist principally of common stocks, preferred stocks and convertible securities), the Fund will principally invest in a diversified portfolio of stocks from large capitalization emerging market companies, but may invest across all market capitalizations. In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of "Depositary Receipts," which include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Non-Voting Depositary Receipts ("NVDRs") or similar securities.

The Advisor stresses bottom-up stock selection in fully invested portfolios whose regional and industrial sector weights are normally relatively close to the Fund's benchmark, the MSCI Emerging Markets Index. The Advisor adheres to a stock selection approach that emphasizes buying a stock when the Advisor's research suggests the stock is trading below the company's long-term business value, and then selling the stock when it is no longer deemed undervalued. This valuation oriented approach is expected to produce a Fund portfolio whose average valuation ratios, such as price-to-earnings and price-to-cash flow, are below its asset class average.

		The Fund may lend portfolio securities to increase the Fund's returns.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Risks: The Fund is designed to be appropriate for prudent investors who are seeking the long-term performance advantage of equities and who want growth of capital rather than current income. Shareholders should understand that all investments involve the risk of losing money.

Management Risk: There can be no guarantee against the loss of money resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained.

Market Risk: The Fund is subject to market risk, which is the risk that the value of a security may move up and down, sometimes rapidly and unpredictably, in response to economic or other conditions. In addition, changes in interest rates affect the value of portfolio securities held by the Fund and the operations of the issuers of the Fund’s portfolio securities.

Equity Risk: In the short-term, equity performance may be volatile and unpredictable, and may produce greater negative returns than other asset classes.

Foreign Securities Risk: Holding equity securities of foreign companies can entail taking more risk than owning the securities of domestic companies as a result of disclosure, accounting, auditing and financial reporting standards and practices that differ from those to which U.S. issuers are subject. Political, economic and social developments in foreign countries may affect the operations of foreign companies or the value of their stocks. Foreign securities that are issued and traded in foreign currencies are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. For instance, if the value of the U.S. dollar increases relative to a particular foreign currency, an investment denominated in that foreign currency will decrease in value because the investment will be worth fewer U.S. dollars. Investments in foreign securities may also be subject to the risks of seizure by a foreign government and imposition of restrictions on the exchange or transport of foreign currency or other economic sanctions. Further, transaction costs in foreign jurisdictions, including tax, brokerage and custody costs, may be higher, which can result in lower returns or decreased liquidity.

Depositary Receipts Risk: Depositary Receipts are receipts typically issued by a bank or trust company that evidence ownership of underlying foreign securities. As a result, investments in Depositary Receipts will involve many of the same risks described above of investments in foreign securities.

Emerging Markets and Less Developed Countries Risk: Securities of foreign issuers that are not in the developed market countries (which include emerging and frontier market countries) are subject to the same risks as securities of foreign issuers in developed market countries, but such risks may be more pronounced. The risks are greater because their social, political, economic and legal systems are frequently less stable, and exchange and regulatory effectiveness is often lower, than developed countries. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Securities Lending Risk: The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Small- and Mid-Capitalization Securities Risk: The Fund’s investments in mid- and small-cap companies can involve more risk than investing in larger companies. Normally, these companies have more limited markets or product lines, and often more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of large cap issuers, or to decline more significantly during market downturns than the market as a whole.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or more large investors. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund's performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund's brokerage and other expenses and could cause the Fund to experience losses or fail to maintain an economically viable size. If the Fund fails to maintain an economically viable size, it may cease operations, and investors may be required to liquidate or transfer their investments at inopportune times.

		Value Investing Risk: The risk of value investing is that the price of securities may never reach what the Advisor believes to be their full value, or may even go down in price. In addition, this approach may produce returns below aggressive equity funds, given the Advisor’s efforts to limit risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders should understand that all investments involve the risk of losing money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table indicate the risks of investing in the Fund by showing the annual returns of the Fund as of December 31, 2017 and performance since the Fund's inception. Total return information reflects reimbursements of Fund expenses, in the absence of which total returns would have been lower. The returns include reinvestment of all dividends and distributions.

The Fund offers two different classes of shares in this Prospectus: Investor Class shares and Class I shares. Each class of shares has different characteristics and is subject to different fees and expenses. The bar chart represents the annual total returns of the Investor Class shares of the Fund. The returns for Class I shares will differ from the returns for Investor Class shares because of differences in expenses of each class. The bar chart demonstrates that returns will fluctuate from year to year. The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.

The average annual total return table compares the Fund's average annual returns for the 1- and 5- year and since inception periods to those of a broad-based securities market index. Class I shares commenced operations on August 31, 2012. Information shown for Class I shares reflects the performance of Investor Class shares prior to August 31, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account ("IRA"). In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

		As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates that returns will fluctuate from year to year. The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns - Investor Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's best and worst quarters are shown below:
Best Quarter	Worst Quarter

Qtr 1 2012: 13.08%	Qtr 3 2011: -24.82%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Thomas White Emerging Markets Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (on shares purchased and held for less than sixty days) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[1]
Fee Deferral/Expense Reimbursement (Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.35%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 137
3 Years	rr_ExpenseExampleYear03	457
5 Years	rr_ExpenseExampleYear05	800
10 Years	rr_ExpenseExampleYear10	$ 1,768
2011	rr_AnnualReturn2011	(17.88%)
2012	rr_AnnualReturn2012	19.94%
2013	rr_AnnualReturn2013	(2.83%)
2014	rr_AnnualReturn2014	(7.32%)
2015	rr_AnnualReturn2015	(13.12%)
2016	rr_AnnualReturn2016	2.17%
2017	rr_AnnualReturn2017	28.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.82%)
1 Year	rr_AverageAnnualReturnYear01	28.78%
5 Years	rr_AverageAnnualReturnYear05	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2010
Thomas White Emerging Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (on shares purchased and held for less than sixty days) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[1]
Fee Deferral/Expense Reimbursement (Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	746
10 Years	rr_ExpenseExampleYear10	$ 1,674
1 Year	rr_AverageAnnualReturnYear01	28.95%
5 Years	rr_AverageAnnualReturnYear05	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2010
Thomas White Emerging Markets Fund | Return After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.70%
5 Years	rr_AverageAnnualReturnYear05	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2010
Thomas White Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.98%
5 Years	rr_AverageAnnualReturnYear05	0.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2010
Thomas White Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.28%
5 Years	rr_AverageAnnualReturnYear05	4.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2010

[1]	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses After Fee Deferral/Expense Reimbursement (Recoupment) shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Without AFFE, the Total Annual Fund Operating Expenses After Fee Deferral/Expense Reimbursement (Recoupment) for Investor Class and Class I shares would have been 1.34% and 1.09%, respectively.
[2]	Thomas White International, Ltd. ("TWI" or the "Advisor") has entered into a fee deferral/expense reimbursement agreement to defer its fees and/or reimburse the Fund to the extent that the operating expenses Investor Class and Class I shares exceed (as a percentage of average daily net assets) 1.34% and 1.09%, respectively. Operating expenses include, without limitation, any fees or expenses incurred during the course of the ordinary operating expenses of the Fund, but shall exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, litigation, indemnification or any extraordinary expenses (as determined under generally accepted accounting principles) not incurred in the ordinary course of the Fund's business. As a result, the "Total Annual Fund Operating Expenses After Fee Deferral/Expense Reimbursement (Recoupment)" shown above may be higher due to such excluded items. The fee deferral/expense reimbursement agreement expires February 28, 2019. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limits and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund's Board of Trustees.
[3]	After Fee Deferral/Expense Reimbursement (Recoupment)